Liquidity and Going Concern (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Working capital	$ 5,600,000
Cash and cash equivalents	$ 4,330,062	$ 8,022,306